PGIM S&P 500 Buffer 20 ETF - August
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 105.3%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $144,078)(wb)	144,078	$144,078
Options Purchased*~ 104.6%
(cost $19,236,274)		20,490,556

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.3% (cost $19,380,352)		20,634,634
Options Written*~ (5.3)%
(premiums received $751,092)		(1,028,409)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $18,629,260)		19,606,225
Liabilities in excess of other assets (0.0)%		(8,201)

Net Assets 100.0%		$19,598,024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$6.32		294		29	$20,072,256
State Street SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08		294		29	418,300
Total Options Purchased (cost $19,236,274)								$20,490,556
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$702.75		294		29	$(911,477)
State Street SPDR S&P 500 ETF Trust	Put	07/31/26	$505.66		294		29	(116,932)
Total Options Written (premiums received $751,092)								$(1,028,409)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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